SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Schedule of activity of stock options under the 2007 Share Incentive Plan and the Share Incentive Plan	Table 1
Summary of information regarding the share options	Table 2
Schedule of assumptions used for determining fair value of each option granted	Table 3
Summary of the non-performance based nonvested shares activity	Table 4